Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Jan. 06, 2021
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, authorized		20,000,000	20,000,000	20,000,000
Preference shares, shares issued		0	0	0
Preference shares, shares outstanding		0	0	0
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, shares authorized		350,000,000	350,000,000	350,000,000
Common Stock, Shares, Issued		197,266,338	197,566,338	197,266,338
Common Stock, Shares, Outstanding		197,266,338	197,566,338	197,266,338
Ordinary shares redemption subjected to forfeiture		450,000
Common Class A [Member]
Common stock, par value		$ 0.0001		$ 0.0001
Common stock, shares authorized		350,000,000		350,000,000
Common Stock, Shares, Issued		197,266,338		197,266,338
Common Stock, Shares, Outstanding		197,266,338
Vickers Vantage [Member]
Subject to possible redemption shares		0	9,726,395	13,800,000
Ordinary shares subject to possible redemption per share (in Dollars per share)			$ 10.41	$ 10
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, authorized		1,000,000	1,000,000	1,000,000
Preference shares, shares issued		0	0	0
Preference shares, shares outstanding		0	0	0
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued		3,450,000	3,450,000	3,450,000	3,450,000
Common Stock, Shares, Outstanding		3,450,000	3,450,000	3,450,000	3,450,000
Subject to possible redemption per shares (in Dollars per share)				$ 10.1
Shares capitalization					$ 0.2
Vickers Vantage [Member] | Over-Allotment Option [Member]
Ordinary shares redemption subjected to forfeiture	0	450,000